Loans and Borrowings - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Interest recognized	$ 337,096	$ 284,032